Earnings per share (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit per share attributable to equity holders of the parent:
Profit for the year from continuing operations attributable to equity holders of the parent	$ (772)	$ 1,050	$ 4,951
Profit for the year from discontinued operations attributable to equity holders of the parent	6,164	461	216
Profit for the year attributable to equity holders of the parent	$ 5,392	$ 1,511	$ 5,167
Weighted average number of ordinary shares outstanding	497	498	495
Basic earnings per share (in peso per share)	$ 10.86	$ 3.04	$ 10.44